Net finance income/(costs) (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Net finance income/(costs)
Interest payable on bank loans and overdrafts	£ (393)	£ (430)	£ (1,206)	£ (945)
Interest payable on secured term loan facility, senior secured notes and revolving facilities	(7,552)	(4,678)	(13,762)	(9,260)
Interest payable on lease liabilities (Note 15)	(41)	(25)	(64)	(50)
Amortization of issue costs on secured term loan facility and senior secured notes	(188)	(183)	(365)	(354)
Foreign exchange losses on retranslation of unhedged US dollar borrowings		(591)	(2,703)	(10,560)
Unwinding of discount relating to registrations	(2,305)	(633)	(3,477)	(1,212)
Interest on provisions	(78)		(138)
Hedge ineffectiveness on cash flow hedges		(87)	(241)	(210)
Fair value movements on derivative financial instruments:
Embedded foreign exchange derivatives	(15,720)	(846)
Total finance costs	(26,277)	(7,473)	(21,956)	(22,591)
Interest receivable on short-term bank deposits	61	1	191	3
Foreign exchange gains on retranslation of unhedged US dollar borrowings	37,737
Reclassified from hedging reserve				326
Hedge ineffectiveness on cash flow hedges	594
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives			2,892	5,136
Total finance income	38,392	1	3,083	5,465
Net finance income/(costs)	£ 12,115	£ (7,472)	£ (18,873)	£ (17,126)